Warrants - Black-Scholes-Merton Option Pricing Model (Detail) (USD $)	9 Months Ended
Sep. 30, 2014
Warrant
Class of Warrant or Right [Line Items]
Fair Market Value	$ 4.94
Exercise Price	$ 10.00
Risk Free Rate	0.61%
Dividend Yield	0.00%
Expected Volatility	37.23%
Contractual Term	1 year 11 months 19 days
Class A And Class B Warrants
Class of Warrant or Right [Line Items]
Fair Market Value	$ 4.94
Risk Free Rate	2.20%
Dividend Yield	0.00%
Expected Volatility	50.27%
Contractual Term	6 years 9 months
Class A And Class B Warrants | Minimum
Class of Warrant or Right [Line Items]
Exercise Price	$ 0.20
Class A And Class B Warrants | Maximum
Class of Warrant or Right [Line Items]
Exercise Price	$ 4.92